10. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Commitments and Contingencies

Litigation

From time to time, we are involved in legal proceedings and regulatory proceedings arising from operations. We establish reserves for specific liabilities in connection with legal actions that management deems to be probable and estimable.

In late 2016, we entered into a binding agreement with an investor group from Memphis, Tennessee to invest a substantial amount of capital into our company (the “Memphis Investors”). As part of the agreement, we were restricted from making changes to our capital structure and, consequently, suffered significant financial damages when the investors did not honor their commitment and defaulted on the agreement. On May 16, 2017, we filed a civil suit in the United States District Court in the Western District of Tennessee (Case No. 2:17 –cv-02343). Court ordered mediation began on October 26, 2017, in Memphis, TN and is ongoing as of November 8, 2017.

Consulting Agreements

The Company entered into several consulting agreements and agreed to pay the consultants in cash or shares of common stock with terms up to 6 months. As of September 30, 2017, the Company has accrued the cash compensation and share compensation valued at fair value totaling $220,000. The accrued consulting fees will be settled in cash or shares of common stock (see Note 12).

Employment Agreements

On September 15, 2017, the Company and Chief Executive Officer (referred as “Executive) entered into an amended employment agreement. As per amended employment agreement, the Executive shall receive $388,220 annually which was increased from $350,000 effective on June 30, 2017. All amounts due the Executive as of June 30, 2017 totaling $646,190 and thereafter shall bear interest of 8% until paid and a stock bonus of 258,476 shares of common stock is due and payable for deferring his compensation. The term of employment is for a period of ten (10) years commencing on September 30, 2017. This was approved by the Board of Directors on June 29, 2017. As of September 30, 2017, the shares have not been issued and were accrued at fair value of $310,171.

On September 15, 2017, the Company and Senior Financial Advisor (referred as “Advisor”) entered into an amended employment agreement. As per amended employment agreement, the Advisor shall receive $232,932 annually which was increased from $210,000 effective on June 30, 2017. All amounts due the Executive as of June 30, 2017 totaling $376,475 and thereafter shall bear interest of 8% until paid and a stock bonus of 150,590 shares of common stock is due and payable for deferring his compensation. The term of employment is for a period of ten (10) years commencing on September 30, 2017. This was approved by the Board of Directors on June 29, 2017. As of September 30, 2017, the shares have not been issued and were accrued at fair value of $180,708.

Employment Agreements

On January 1, 2011, we entered into a five-year employment agreement with an individual to serve as our chief executive officer. The employment agreement provides for successive one-year term renewals unless it is expressly cancelled by either party 100 days prior to the end of the term. Under the agreement, the chief executive officer will receive an annual salary of $350,000, a car allowance of $12,000, and Company-paid health insurance. We are allowed to defer $170,000 per annum until we reach our first financial close on a project with a capital cost of $25 million or more. The agreement also provides for bonuses equal to one times annual salary plus 500,000 shares of common stock for each additional project that generates $25 million or more revenue to us. The chief executive officer is entitled to receive severance pay in the lesser amount of three years’ salary or 100% of the remaining salary if the remaining term is less than three years. As of December 31, 2015, we issued 1,000,000 shares of common stock, with a fair value of $850,000, to compensate the chief executive officer for his performance (see Note 9).

On May 1, 2011, we entered into a five-year employment agreement with an individual to serve as our senior vice president and head of OTEC Programs. The employment agreement provides for successive one-year term renewals unless it is expressly cancelled by either party 100 days prior to the end of the term. Under the agreement, the individual will receive an annual salary of $210,000, a car allowance of $9,000, and $14,400 towards health insurance. We are allowed to defer $108,000 per annum. For the Baha Mar project, the individual is entitled to a bonus of $25,000, 100,000 shares of common stock, and all deferred salaries. The agreement also provides for bonuses equal to one times the annual salary plus 100,000 shares of common stock for each additional project that generates $25 million or more revenue to us.

During the year ended December 31, 2015, we issued to the chief financial officer 1,000,000 shares of common stock, with a fair value of $850,000, according to a settlement agreement. The chief financial officer was hired on February 1, 2015, in anticipation of the financial closing of the Baha Mar project; however, the project was delayed making it difficult for us to raise enough money to justify his employment. As a result, a settlement agreement was negotiated to supersede the chief financial officer’s unexpired employment agreement (see Note 9).

During the year ended December 31, 2016, we issued 1,197,753 shares of common stock to consultants for services with fair value of $1,018,090. The Company is committed to issue 288,000 shares of common stock to consultants for services with fair value of $244,800 in January, February and March 2017 (See Note 10).

Commitments

In early 2016, three Principals from a family office based in Memphis, Tennessee contacted us about investing in Ocean Thermal Energy Corporation. After conducting extensive due diligence on our Company and its technology, prospects, Officers, and Directors, the investors presented us with a Term Sheet to invest $42.4 million in our Company. The Investors insisted on exclusivity, which prevented us from continuing our fundraising efforts. The Investors also insisted on confidentiality, preventing us from communicating their offer until closing. We, along with our lawyers, engaged in our own due diligence on the Investors, and found that the Investors were known in the Memphis community as having substantial net worths, and good reputations in the financial industry. The point person for the Investors is a Certified Financial Planner as well as a licensed broker and investment advisor. Based on our due diligence, we were comfortable and excited to move forward with these Investors.

Despite the Investors’ promises, the Investors did not live up to their commitment and did not fund our Company as promised. In February of 2017, we instructed our attorneys to pursue the matter through the Courts and to seek significant damages from all potentially responsible parties.

Contingencies

On June 29, 2015, with the Baha Mar resort an estimated 95% complete, Baha Mar Ltd., the developer of the resort, filed for Chapter 11 bankruptcy protection in U.S. Bankruptcy Court in Wilmington, Delaware. Baha Mar Ltd. is the entity with which our subsidiary entered into the Energy Services Agreement to build a SWAC system. The underlying cause of the filing was a commercial dispute between Baha Mar Ltd. and its construction company. Neither we nor our construction company is a party to the proceeding. At an early stage of the proceedings, the U.S. Bankruptcy Court in Wilmington, Delaware dismissed the action on September 15, 2015, agreeing with the Bahamas Supreme Court in finding that the case should properly be decided in Bahamian courts.

The case is proceeding in the Bahamas Supreme Court with the September 2015 appointment of provisional liquidators (Bahamas-based KRyS Global and UK-based AlixPartners) for the specific purpose of preserving the assets of the unfinished resort pending a resolution of the dispute. In November 2015, the Bahamas Supreme Court named Deloitte & Touche LLP as a receiver to Baha Mar Ltd. at the request of the Export-Import Bank of China, which is a primary creditor having made a $2.45 billion loan to Baha Mar Ltd. in 2010. In March 2016, the receiver engaged Colliers International, an international real estate firm, to actively market the resort to a new owner.

The June 2015 bankruptcy of the developer constituted an event of default under the Energy Services Agreement, but we have elected not to assert that default in favor of attempting to pursue the project. Under the terms of our Energy Services Agreement, in the event of default of the developer, we have the right to recover damages, including the amount invested in the project ($7.9 million at December 31, 2015), plus any fees earned at the time of breach and other direct damages, limited in aggregate amount to $25.0 million. The Energy Services Agreement is binding on any successor developer that takes over the development and finished construction.

We believe that even though bankruptcy courts have substantial powers to void contracts, the Energy Services Agreement is likely to survive (either in full effect or with limited modifications) due to the energy requirements of the project, but there can be no guarantee that we will realize any future benefits from the project. Our Baha Mar project will be delayed until the new owner takes control of the resort and our ESA contract is either terminated or assumed by the new ownership. According to Bahamas prime minister Perry Christie, the Bahamas' long-delayed Baha Mar Resort will open under the ownership of Hong Kong-based Chow Tai Fook Enterprises (CTFE), whose companies include luxury-hotel operator Rosewood Hotels.

We have elected not to intervene in the Bahamas proceeding, which we believe is in the nature of an equitable proceeding to preserve the project and seek to reorganize so that the project can be completed rather than liquidated. Our strategy is based on our conclusion that the completion of the resort by any new owner will require it to address the lack of capacity of the current electrical grid to provide air conditioning through conventional means and the projected energy cost savings derived from our SWAC system as compared to conventional electricity at prevailing rates, even if its lack of reliability in the Bahamas is discounted. By relying on this strategy, we believe we are avoiding significant legal representation costs. Further, we believe that we would have no legal position to differentiate us from other unsecured creditors with an aggregate of about $2.0 billion in claims.

Litigation

From time to time, we are involved in legal proceedings and regulatory proceedings arising from operations. We establish reserves for specific liabilities in connection with legal actions that management deems to be probable and estimable. We are not currently a party to any proceeding, the adverse outcome of which would have a material adverse effect on our financial position or results of operations.